Total
SIM Income Fund
FUND SUMMARY – SIM Income Fund
Investment Objective
The SIM Income Fund (the “Fund”) seeks to provide yield consistent with preservation of capital, while limiting volatility due to changes in interest rates.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SIM Income Fund Class Z Shares USD ($)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SIM Income Fund Class Z Shares
Management Fee	0.65%	[1]
Distribution (12b-1) and Service Fees	none
Administrative Services Fee	0.25%
Other Expenses	4.12%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	5.21%	[1]
Fee Waivers and/or Expense Reimbursements	(3.52%)	[1],[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	1.69%	[1],[2]
[1]	Management Fee, Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements) have been restated to reflect current fees.
[2]	Effective March 1, 2021, Secure Investment Management, LLC (the “Adviser”) has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 1.50% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. These contractual arrangements cannot be terminated prior to February 28, 2022 without the written consent of both the Board of Trustees and the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
SIM Income Fund | Class Z Shares | USD ($)	172	1,246	2,316	4,970

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended October 31, 2020, the Fund’s portfolio turnover rate was 68.94% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “fund of funds.” As a result, the Fund pursues its investment objective by investing in other investment companies including exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”) that are advised by Dimensional Fund Advisors LP and that, in turn, invest in short-duration fixed income securities. The Adviser will attempt to construct the Fund’s portfolio with Underlying Funds that emphasize managing interest rate sensitivity risks, minimize drawdowns and overall investment risk, and deliver consistent returns. The ability of the Fund to meet its investment objective is contingent on the ability of the Underlying Funds to meet their investment objectives.

The Fund will invest in Underlying Funds that invest in a combination of debt securities, including inflation-protected securities, and derivative instruments. The fixed income securities in which the Underlying Funds will invest will generally be considered investment grade at the time of purchase. The Underlying Funds may invest in inflation protected securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Underlying Funds may also invest a significant portion of their assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities. The Underlying Funds may also purchase derivative instruments or engage in transactions in derivative transactions.

The Adviser will assess the Fund’s allocation in Underlying Funds on an on-going basis to ensure continued alignment of Underlying Fund investment policies with that of the Fund. The Adviser targets maintaining low turnover; however, turnover may increase at any time if the Adviser deems it necessary for the Fund’s objective. The Fund may engage in active trading of securities which can increase transaction costs (thus lowering overall performance).

Derivative instruments/transactions in which the Underlying Funds may invest include swaps, futures contracts and options on futures contracts. The Underlying Funds will generally use the forgoing instruments to hedge against interest rate and/or credit risks. The Underlying Funds may use forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Underlying Funds may also lend their portfolio securities to generate additional income.

The Adviser may sell an Underlying Fund for a variety of reasons, such as to invest in another security believed to offer superior investment opportunities.

For purposes of complying with the Fund’s investment policies, the Adviser will identify Underlying Funds in which to invest by reference to such Underlying Funds’ investment policies at the time of investment. An Underlying Fund that changes its investment policies subsequent to the time of the Fund’s investment may continue to be considered an appropriate investment for purposes of the policy. The Adviser may add new Underlying Funds or replace or eliminate existing Underlying Funds without notice or shareholder approval. The Underlying Funds have been selected to represent what the Adviser believes to be a reasonable spectrum (meaning domestic, international, emerging markets and a variety of market sectors (i.e., healthcare, financial, technology, among others)) of investment options for the Fund. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Fund) as deemed appropriate by the Adviser.

Underlying Funds in which the Fund invests may invest in derivative instruments.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Securities Risk. When the Fund invests in Underlying Funds, the Fund indirectly will bear its proportionate share of any fees and expense payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The ability of the Fund to meet its investment objectives is affected by the ability of the Underlying Funds to meet their investment objectives.

The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to the brokerage costs associated with the Fund’s purchase and sale of Underlying Funds, those Underlying Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Funds, in addition to Fund expenses. An investment in the Fund will generally have higher expenses than investing directly in an Underlying Fund.

Foreign Securities Risk. To the extent the Fund invests in Underlying Funds that invest in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Volatility Risk. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund and the Underlying Funds may engage in active trading, resulting in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.

Securities Lending Risk. To the extent the Fund invests in Underlying Funds that engage in securities lending, securities lending creates risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. Underlying Funds in which the Fund invests may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. An Underlying Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period. In a falling interest rate environment, there may be lower-yielding securities.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee that the use of these instruments by the Underlying Funds will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices and index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may indirectly increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Underlying Fund and indirectly to the Fund.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest Rate Risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows; and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment Risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity Risk. This is the risk that assets held by an Underlying Fund in which the Fund invests may not be liquid.

Credit Risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market Risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation Risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available by calling toll-free 888-568-2341.

SIM Income Fund (Class Z) Calendar Year Total Returns

During the periods shown in the bar chart, the Class Z shares’ highest return for a calendar quarter was 2.00% (quarter ending 3/31/2019) and the Class Z shares’ lowest return for a calendar quarter was -2.71% (quarter ending 3/31/2020).

Average Annual Total Return as of December 31, 2020

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Class Z shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - SIM Income Fund - Class Z Shares	1 Year	Since Inception	Inception Date
Performance Measure Domain	(1.36%)	1.46%	Dec. 21, 2018
Return After Taxes on Distributions	(1.36%)	1.22%	Dec. 21, 2018
Return After Taxes on Distributions and Sale of Fund Shares	(0.80%)	1.02%	Dec. 21, 2018
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.49%	8.23%	Dec. 21, 2018